Organization - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation	Nov. 16, 2016
Net asset of VIE, not pledged	¥ 14,091,125,173	$ 2,211,205,031	¥ 13,398,031,710
Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net asset of VIE, not pledged	13,511,483,705	2,120,246,633	12,405,655,697
Asset Not Pledged as Collateral [Member] | Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net asset of VIE, not pledged	¥ 11,580,000,000	$ 1,817,000,000	¥ 10,679,000,000